Financial assets and liabilities	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Financial assets and liabilities
Note
8
. Financial assets and liabilities
8
.1 Accounting principles
The new standard IFRS 9 “Financial instruments” is of mandatory application since January 1, 2018. Cellectis elected not to restate the 2016 and 2017 comparative periods, as authorized by the standard. Such adoption did not lead to any adjustment recorded in the Group opening equity at January 1, 2018.
IFRS 9 comprises three phases: classification and measurement of financial assets and liabilities, impairment of financial assets and hedge accounting. Cellectis was not affected by the new classification required by the standard to determine the way financial assets are recognized and measured.
Financial assets
Under IFRS 9, Cellectis holds either:

•	financial assets measured at amortized cost or;

•	financial assets measured at fair value through profit or loss.
Non-current
financial assets are recorded at the amortized cost and correspond to security deposits mainly relating to our facilities rents.
Current financial assets correspond to investments and are recorded at fair value through profit and loss, which is the nominal value of the investment adjusted with the daily mark-to-market
value and also restricted cash.
Trade and other receivables are recorded at fair value, which is the nominal value of invoices unless payment terms require a material adjustment for the time value discounting effect at market interest rates. Trade receivables are subsequently measured at amortized cost. A provision for expected credit losses for trade and other receivables is recognized if their recoverable amount is less than their carrying amount. The introduction of a new expected loss model for impairment of financial assets under IFRS 9 had no significant impact on the initial recognition of Cellectis trade and other receivables.
Receivables are classified as current assets, except for those with a maturity exceeding 12 months after the reporting date.
Government grants to Cellectis related to research and development expenses for research programs are recognized as subsidies receivables in the period in which the expenses subject to the subsidy have been incurred, provided there is a reasonable assurance that we will comply with conditions attached to the subsidy and that the subsidy will be received.
Financial liabilities
The application of IFRS 9 has no impact on the Cellectis’ accounting policy regarding financial liabilities.

Financial liabilities include trade and other payables, finance leases and conditional advances.
We initially recognize financial liabilities on the transaction date, which is the date that we become a party to the contractual provisions of the instrument.
We derecognize financial liabilities when our contractual obligations are discharged, canceled or expire.
Financial liabilities are valued at amortized cost. The amount of interest recognized in financial expenses is calculated by applying the financial liability’s effective interest rate to its carrying amount. Any difference between the expense calculated using the effective interest rate and the actual interest payment impacts the value at which the financial liability is recognized.
Liabilities for short term employee benefits are included in financial liabilities. They are recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if we have a present legal or constructive obligation to pay the amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
8
.2 Detail of financial assets and liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value
2018	Fair value through profit and loss	Amortized cost
	$ in thousands
Financial assets
Non-current financial assets	—	1,891	1,891	1,891
Trade receivables	—	2,971	2,971	2,971
Subsidies receivables	—	17,173	17,173	17,173
Current financial assets	7	381	388	388
Cash and cash equivalents	451,501	—	451,501	451,501

Total financial assets	451,508	22,416	473,924	473,924

Financial liabilities
Non-current financial liabilities	—	1,018	1,018	1,018
Current financial liabilities	—	333	333	333
Trade payables	—	15,883	15,883	15,883
Other current liabilities	—	8,369	8,369	8,369

Total financial liabilities	—	25,603	25,603	25,603

	Accounting category		Book value on the statement of financial position	Fair Value
2019	Fair value through profit and loss	Amortized cost
	$ in thousands
Financial assets
Non-current financial assets	—	5,517	5,517	5,517
Trade receivables	—	2,959	2,959	2,959
Subsidies receivables	—	9,140	9,140	9,140
Current financial assets	—	20,385	20,385	20,385
Cash and cash equivalents	340,522	—	340,522	340,522

Total financial assets	340,522	38,001	378,523	378,523

Financial liabilities
Non-current financial liabilities	—	46,540	46,540	46,540
Current financial liabilities	—	1,067	1,067	1,067
Trade payables	—	29,264	29,264	29,264
Other current liabilities	—	8,497	8,497	8,497

Total financial liabilities	—	85,368	85,368	85,368

8
.3. Financial risks management
We have exposure to the following risks arising from financial instruments:
Foreign exchange risk
A portion of our revenue is generated in currencies other than euro. Although our strategy is to favor the euro as our transaction currency when signing contracts, some agreements have been signed in US dollars (primarily our agreement with Allogene Therapeutics, Inc.).
As of December 31, 2018, 66% of our cash and cash equivalents were denominated in US dollars. As of December 31, 2019, 63% of our cash and cash equivalents were denominated in US dollars.
Cellectis hedging policy is not affected by the application of IFRS 9
.
As of December 31, 2018 and 2019, we did not hold derivative financial instruments to hedge foreign currency exchange risks.
Liquidity risk
Our financial debt consists of lease
debt
s for
 $47.6 million as of December 31, 2019.
We have incurred losses and cumulative negative cash flows from operations since our inception in 2000, and we anticipate that we will continue to incur losses for at least the next several years. As of December 31, 2019, we held $340.5 million in cash and cash equivalents.
Interest rate risk
We seek to engage in prudent management of our cash and cash equivalents, mainly cash on hand and common financial instruments (typically short- and mid-term
deposits). Furthermore, the interest rate risk related to cash, cash equivalents and common financial instruments is not significant based on the quality of the financial institutions with which we work.
Credit risk
Credit risk is the risk of our financial loss if a customer or counterparty to a financial instrument defaults on its contract commitments. We are exposed to credit risk due to our trade receivables, subsidies receivables and cash equivalents.
Our policy is to manage our risk by dealing with third parties with good credit standards.